SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - INCOME TAXES (DETAILS) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Valuation Allowance [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 938.4	$ 1,081.4